JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

Investments	Shares (000)	Value ($000)

EXCHANGE-TRADED FUNDS — 76.0%
Fixed Income — 33.2%
iShares 7-10 Year Treasury Bond ETF	138	12,676
iShares US Treasury Bond ETF	191	4,210
Vanguard Short-Term Bond ETF	33	2,443
Vanguard Total Bond Market ETF	390	27,193
Vanguard Total International Bond ETF	1,269	60,699

Total Fixed Income		107,221

International Equity — 11.2%
JPMorgan BetaBuilders Canada ETF (a)	112	6,507
JPMorgan BetaBuilders Developed Asia Pacific-ex Japan ETF (a)	104	4,703
JPMorgan BetaBuilders Europe ETF (a)	296	15,031
JPMorgan BetaBuilders Japan ETF (a)	201	10,088

Total International Equity		36,329

U.S. Equity — 31.6%
iShares Core S&P 500 ETF	231	99,018
iShares Core S&P Mid-Cap ETF	13	3,217

Total U.S. Equity		102,235

TOTAL EXCHANGE-TRADED FUNDS (Cost $214,541)		245,785

INVESTMENT COMPANIES — 23.2%
Alternative Assets — 5.3%
BlackRock Event Driven Equity Fund Class Institutional Shares	335	3,292
Blackstone Alternative Multi-Strategy Fund Class Y Shares *	504	5,292
Lumyna-Marshall Wace Ucits SICAV-Lumyna-MW Tops Ucits Fund (Luxembourg) *	25	5,366
Neuberger Berman Long Short Fund Class Institutional Shares	193	3,230

Total Alternative Assets		17,180

Fixed Income — 5.3%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	520	3,577
JPMorgan High Yield Fund Class R6 Shares (a)	1,078	6,628
Lord Abbett Short Duration Income Fund Class F3 Shares *	1,796	6,824

Total Fixed Income		17,029

International Equity — 4.7%
Six Circles International Unconstrained Equity Fund	1,524	15,088

U.S. Equity — 7.9%
Six Circles U.S. Unconstrained Equity Fund	1,913	25,594

TOTAL INVESTMENT COMPANIES (Cost $72,302)		74,891

SHORT-TERM INVESTMENTS — 0.9%
INVESTMENT COMPANIES — 0.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a)(b) (Cost $3,016)	3,016	3,016

Total Investments — 100.1% (Cost $289,859)		323,692
Liabilities in Excess of Other Assets — (0.1)% (c)		(240)

Net Assets — 100.0%		323,452

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
UCITS	Undertakings for Collective Investment in Transferable Securities

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.

Detailed information about investment portfolios of certain underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Dollar values in thousands)

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$318,326	$—	$—	$318,326

As of September 30, 2023, certain investments companies with a fair value of $5,366, have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF(a)	$7,167	$—	$301	$58		$(417)	$6,507	112	$44	$—
JPMorgan BetaBuilders Developed Asia Pacific-ex Japan ETF(a)	4,996	—	—	—		(293)	4,703	104	43	—
JPMorgan BetaBuilders Europe ETF(a)	19,922	—	3,992	505		(1,404)	15,031	296	90	—
JPMorgan BetaBuilders Japan ETF(a)	10,349	—	—	—		(261)	10,088	201	—	—
JPMorgan Core Plus Bond Fund Class R6 Shares(a)	3,728	—	—	—		(151)	3,577	520	39	—
JPMorgan High Yield Fund Class R6 Shares(a)	6,671	—	—	—		(43)	6,628	1,078	108	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39%(a)(b)	3,481	9,303	9,768	—	(c)	— (c)	3,016	3,016	43	—

Total	$56,314	$9,303	$14,061	$563		$(2,569)	$49,550		$367	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.